Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net earnings		$ 114,674	$ 41,224	$ 63,318
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	[1]	43,997	44,776	43,478
Non-cash lease expense		3,948	5,019	7,251
LIFO (credit) charge		(22,298)	34,474	22,342
Bargain purchase gain		(6,667)	0	0
Deferred income taxes		8,121	2,190	(5,533)
(Gain) loss on the sale of assets		(745)	(3,276)	(2,331)
Provision for restructuring and impairments		0	0	567
Stock-based compensation expense		247	175	246
Accounts receivable		(11,226)	(16,563)	17,334
Inventories		72,642	234,263	(224,136)
Other assets		918	(1,733)	91
Accounts payable		20,184	3,254	(29,213)
Accrued expenses and other		5,063	(9,515)	11,192
Additions to property, plant and equipment		(44,323)	(37,225)	(36,637)
Business acquisition		(63,210)	0	0
Proceeds from the sale of assets		1,121	5,077	8,089
Increase in non-current deposits		0	(2,666)	(18,654)
Net cash used in investing activities		(106,412)	(34,814)	(47,202)
Income taxes		(3,405)	(1,634)	9,624
Net cash provided by operating activities		224,506	335,475	(82,963)
Pension (benefit) cost		(4,138)	26	354
401(k) match stock contribution		3,191	2,795	2,453
Stock-based compensation expense		247	175	246
Accounts receivable		(11,226)	(16,563)	17,334
Inventories		72,642	234,263	(224,136)
Other assets		918	(1,733)	91
Accounts payable		20,184	3,254	(29,213)
Accrued expenses and other		5,063	(9,515)	11,192
Additions to property, plant and equipment		(44,323)	(37,225)	(36,637)
Business acquisition		(63,210)	0	0
Proceeds from the sale of assets		1,121	5,077	8,089
Increase in non-current deposits		0	(2,666)	(18,654)
Net cash used in investing activities		(106,412)	(34,814)	(47,202)
Income taxes		(3,405)	(1,634)	9,624
Net cash provided by operating activities		224,506	335,475	(82,963)
Accrued expenses and other		5,063	(9,515)	11,192
Additions to property, plant and equipment		(44,323)	(37,225)	(36,637)
Business acquisition		(63,210)	0	0
Proceeds from the sale of assets		1,121	5,077	8,089
Increase in non-current deposits		0	(2,666)	(18,654)
Net cash used in investing activities		(106,412)	(34,814)	(47,202)
Cash flows from financing activities:
Borrowings under revolving credit facility		101,540	461,455	783,650
Repayments under revolving credit facility		(101,540)	(697,680)	(727,023)
Borrowings under term loans, finance obligation and note payable		0	12,394	133,359
Payments on term loans and finance obligation		(98,635)	(20,264)	(19,215)
Payments on finance leases		(3,813)	(4,815)	(7,956)
Purchase of treasury stock		(16,094)	(11,591)	(33,030)
Payments of debt issuance costs		0	(1,600)	0
Preferred stock dividends		(23)	(23)	(23)
Net cash (used in) provided by financing activities		(118,565)	(262,124)	129,762
Net (decrease) increase in cash, cash equivalents and restricted cash		(471)	38,537	(403)
Cash, cash equivalents and restricted cash, beginning of the period		50,390	11,853	12,256
Cash, cash equivalents and restricted cash, end of the period		49,919	50,390	11,853
Supplemental disclosures of cash flow information:
Cash paid for interest, net of capitalized interest		19,354	34,276	33,100
Cash paid for income taxes, net		30,262	12,657	15,105
Right-of-use assets obtained in exchange for lease obligations		12,487	2,980	5,746
Right-of-use assets derecognized upon early lease termination		2,440	7,592	2,286
Contingent consideration associated with business acquisition		1,742	0	0
Assets acquired from exercise of finance lease purchase options, net of accumulated depreciation		829	2,965	6,681
Property, plant and equipment purchased on account		204	38	307
Exchange of note payable for finance obligation and non-current deposits for property, plant and equipment		$ 0	$ 21,320	$ 0

[1]	Depreciation and amortization are required to be disclosed as both amounts are included in the reported measure of earnings (loss) before income taxes. The amounts are not considered to be significant segment expenses and therefore are shown separately as an additional segment disclosure. Depreciation and amortization are included within the line items for cost of products sold and general and administrative expense.